TCW FUNDS, INC.

TCW Relative Value Dividend Appreciation Fund

(Class I: TGDFX; Class N: TGIGX)

Supplement dated June 14, 2024 to the Prospectus and Statement of Additional Information,

each dated March 1, 2024, as supplemented

Disclosure for the TCW Relative Value Dividend Appreciation Fund (the “Fund”)

Effective at the close of business on June 14, 2024, TCW Relative Value Dividend Appreciation Fund is closed to investors and all references to the Fund are hereby removed.

Please retain this Supplement for future reference.